Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Email: kristen.winsko@LFG.com

VIA EDGAR

March 30, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”) On behalf of the following series: LVIP Blended Large Cap Growth Managed Volatility Fund

	File Nos.:	033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectus dated May 1, 2016, relating solely to the LVIP, a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 28, 2017 (SEC Accession No. 0001193125-17-099232) pursuant to Rule 497(e) under the 1933 Act.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Kristen N. Winsko
Kristen N. Winsko, Esq.
Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel